Schedule of maturity analysis (Details) - Alps Life Science Inc [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total minimum lease payments	$ 827,014	$ 1,035,135	$ 825,675	$ 531,492
Less: Unearned interest	(47,783)	(73,260)	(17,229)	(31,184)
Present value of lease liabilities	779,231	961,875	808,446	500,308
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	263,028	499,557	147,961	329,071
Present value of lease liabilities		499,557		329,071
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	$ 563,986	463,873	$ 677,714	202,421
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments		$ 71,705